Accumulated Other Comprehensive Income (Loss) - Reclassifications out of accumulated other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reclassification Adjustment out of Accumulated Other Comprehensive Income
Realized gains on securities available-for-sale	$ 0	$ 1,250
Less provision for federal income taxes	0	263
Reclassification adjustment, net of taxes	$ 0	$ 987